Adjustments (Pro Forma [Member])	9 Months Ended
Apr. 30, 2014
Pro Forma [Member]
Subsequent Event [Line Items]
Adjustments
Note 2 –Adjustments

(A)
To record the issuance of 273,042,000 shares to original shareholders, of Sanhe, Pursuant to the Stock Purchase Agreement and effective July 25, 2014, the Company issued Zhou Jian and Zhou Deng Rong 264,850,740 and 8,191,260 shares, respectively, of the common stock of the Company

(B)	To eliminate Sanhe’s historical paid-in capital, assuming the Sanhe’s original stockholders will secure the Company’s shares.